Intangible assets and goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 1,031,696	$ 954,282
Business acquisitions	167,209	76,313
Foreign exchange	9,485	1,101
Goodwill end of the period	$ 1,208,390	$ 1,031,696